CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Net revenues:
Net revenues	¥ 13,516,698	$ 1,959,736	¥ 12,425,902	¥ 8,203,157
Operating costs and expenses:
Cost of products sold	(12,676,722)	(1,837,952)	(11,804,807)	(7,837,325)
Fulfillment expenses	(401,414)	(58,200)	(355,836)	(226,930)
Selling and marketing expenses	(457,880)	(66,386)	(513,146)	(399,610)
General and administrative expenses	(205,623)	(29,813)	(206,981)	(128,226)
Technology expenses	(139,504)	(20,226)	(189,284)	(92,080)
Other operating income (expenses), net	(6,556)	(951)	2,012	7,703
Total operating costs and expenses	(13,887,699)	(2,013,528)	(13,068,042)	(8,676,468)
Loss from operations	(371,001)	(53,792)	(642,140)	(473,311)
Interest income	8,118	1,177	9,776	6,312
Interest expense	(13,443)	(1,949)	(5,488)	(8,817)
Foreign exchange gain (loss)	(7,875)	(1,142)	1,937	5,547
Other income, net	8,132	1,179	14,890	3,161
Loss before income taxes	(376,069)	(54,527)	(621,025)	(467,108)
Income tax expense	0	0	0	0
Net loss	(376,069)	(54,527)	(621,025)	(467,108)
Net loss attributable to non-controlling interests	15,281	2,216	27,819	0
Net loss attributable to redeemable non-controlling interest	32,329	4,687	56,766	10,575
Adjustment attributable to redeemable non-controlling interest	(88,419)	(12,820)	(133,370)
Net loss attributable to ordinary shareholders	(416,878)	(60,444)	(669,810)	(456,533)
Other comprehensive income (loss), net of tax of nil
Unrealized gains of available-for-sale securities	4,810	697	8,312	1,137
Realized gains of available-for-sale securities	(4,464)	(647)	(7,801)	(970)
Foreign currency translation adjustments	15,869	2,302	(4,051)	(13,697)
Comprehensive loss	¥ (400,663)	$ (58,092)	¥ (673,350)	¥ (470,063)
Loss per share:
Loss per share, basic | (per share)	¥ (2.50)	$ (0.36)	¥ (4.04)	¥ (2.77)
Loss per share, diluted | (per share)	¥ (2.50)	$ (0.36)	¥ (4.04)	¥ (2.77)
Weighted average number of shares used in computation of loss per share:
Weighted average number of shares used in computation of loss per share, basic	166,634,121	166,634,121	165,866,901	164,786,631
Weighted average number of shares used in computation of loss per share, diluted	166,634,121	166,634,121	165,866,901	164,786,631